ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
SL BIO LTD
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2025	2024
Accrued expenses	$52,785	$32,204
Accrued audit fee	95,160	8,601
Accrued staff costs	165,092	25,018
Others	6,835	3,375
Total	$319,872	$69,198